Net Defined Benefit Liability (Asset) - Summary Of Changes In The Carrying Value Of Defined Benefit Obligation (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in net defined benefit liability (asset) [abstract]
Current service cost	₩ 132,302	₩ 166,741	₩ 178,416
Interest cost	(18,867)	(1,678)	(1,113)
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,377,545	1,618,098	1,610,680
Changes in net defined benefit liability (asset) [abstract]
Current service cost	132,302	166,741	178,416
Financial assumptions	70,284	(356,344)	(92,367)
Interest cost	72,683	48,238	39,814
Demographic assumptions	0	(9)	(251)
Experience adjustments	13,926	(3,838)	(12,155)
Retirement benefit paid	(92,146)	(92,914)	(106,050)
Foreign currencies translation adjustments	80	(69)	165
Others	(587)	(2,358)	(154)
Ending balance	₩ 1,574,087	₩ 1,377,545	₩ 1,618,098